Combined and Consolidated Statements of Operations and Comprehensive Income/(Loss) $ in Thousands, ¥ in Millions		12 Months Ended
		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Revenues		$ 124,737	$ 113,541	$ 120,348
Cost of revenues		(123,484)	(113,045)	(119,632)
Gross profit		1,253	496	716
Operating expenses
Selling and marketing expenses		(1,267)	(1,137)	(1,445)
General and administrative expenses		(4,335)	(5,370)	(2,882)
Research and development expenses		(1,098)	(1,314)	(1,049)
Total operating expenses		(6,700)	(7,821)	(5,376)
Operating loss		(5,447)	(7,325)	(4,660)
Other income/(expense)
Litigation related expenses		(2,969)	(1,456)
Interest expenses, net		(2,707)	(2,060)	(1,657)
Other income, net		17	214	142
Investment income			78	10
Total other expenses, net		(5,659)	(3,224)	(1,505)
Loss before income tax expenses		(11,106)	(10,549)	(6,165)
Income tax expenses
Net loss		(11,106)	(10,549)	(6,165)
Less: net loss attributable to non-controlling interests		(250)	(397)	(551)
Less: net loss attributable to mezzanine equity		(153)	(162)	(98)
Less: accretion of mezzanine equity to redemption value		10,300	11,587	13,194
Plus: conversion of redeemable principal interests into ordinary shares upon IPO		53,469
Net (loss)/income attributable to the Company’s ordinary shareholders		32,466	(21,577)	(18,710)
Foreign currency translation difference, net of tax of nil		(3,685)	3,935	14,356
Total comprehensive income/(loss)		(14,791)	(6,614)	8,191
Less: total comprehensive loss attributable to non-controlling interests		(203)	(413)	(544)
Comprehensive income/(loss) attributable to the Company		(14,588)	(6,201)	8,735
Non-redeemable Common Stock [Member]
Other income/(expense)
Net (loss)/income attributable to the Company’s ordinary shareholders		$ 24,161	$ (15,342)	$ (13,303)
Net earnings/(loss) per share of ordinary shares- Basic | $ / shares	[1]	$ 0.32	$ (0.22)	$ (0.19)
Net earnings/(loss) per share of ordinary shares- Diluted | $ / shares	[1]	$ 0.32	$ (0.22)	$ (0.19)
Weighted average shares outstanding of ordinary shares - Basic | shares		76,497,505	71,117,252	71,099,300
Weighted average shares outstanding of ordinary shares - Diluted | shares		76,497,505	71,117,252	71,099,300
Redeemable Common Stock [Member]
Other income/(expense)
Net (loss)/income attributable to the Company’s ordinary shareholders		$ (34,864)	$ 4,547	$ 5,268
Net earnings/(loss) per share of ordinary shares- Basic | $ / shares	[1]	$ (1.33)	$ 0.16	$ 0.18
Net earnings/(loss) per share of ordinary shares- Diluted | $ / shares	[1]	$ (1.33)	$ 0.16	$ 0.18
Weighted average shares outstanding of ordinary shares - Basic | shares		26,294,899	28,900,700	28,900,700
Weighted average shares outstanding of ordinary shares - Diluted | shares		26,294,899	28,900,700	28,900,700

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization, First Share Split and Second Share Split (See Note 1(c) and Note 16).